Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases	Leases
The Company has entered into various non-cancelable operating leases for its office facilities with expiration dates through April 2032. The components of operating lease costs recorded under operating expenses for the years ended December 31, 2022, 2023 and 2024 were as follows:

	2022	2023	2024
Fixed cost	$7,617	$8,327	$7,066
Short-term lease cost	655	415	799
Total operating lease cost	$8,272	$8,742	$7,865
The short-term lease cost above includes $199, $397 and $701 related to CPI adjustments for the years ended December 31, 2022, 2023 and 2024, respectively.
Cash payments paid for operating leases were $8,965, $10,037 and $9,130 for the years ended December 31, 2022, 2023 and 2024, respectively.
As of December 31, 2024, the Company’s weighted average remaining lease term was 6.71 years and the weighted average discount rate was 4.26%.
As of December 31, 2024, the minimum lease payments for the Company’s ROU assets over the remaining lease periods are as follows:

Years ending December 31,
2025	$8,268
2026	7,121
2027	5,585
2028	5,542
2029	5,542
2030 and thereafter	12,793
Total undiscounted lease payments	44,851
Less: imputed interest	(5,119)
Present value of lease liabilities	$39,732
The Company subleases certain unused office space to third parties. The Company recorded $226 and $1,051 of sublease income during the years ended December 31, 2023 and 2024, respectively. The Company did not record any sublease income during the year ended December 31, 2022.